SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	996,000
Weighted average remaining contractual life	56 months 21 days
Number of options exercisable	364,255
$2.89 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	897,750
Exercise price | $ / shares	$ 2.89
Weighted average remaining contractual life	59 months 12 days
Number of options exercisable	299,255
$3.28 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	65,000
Exercise price | $ / shares	$ 3.28
Weighted average remaining contractual life	14 months 28 days
Number of options exercisable	65,000
$4.16 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	33,250
Exercise price | $ / shares	$ 4.16
Weighted average remaining contractual life	65 months 3 days
Number of options exercisable	0